Unaudited Condensed Statements of Changes in Shareholders’ Equity (Capital Deficiency) - USD ($)	Class A Moringa Acquisition Corp ordinary shares	Class A ordinary shares	Class B Moringa Acquisition Corp ordinary shares	Moringa Acquisition Corp Additional paid-in capital	Moringa Acquisition Corp Accumulated deficit	Moringa Acquisition Corp	Preferred Shares	ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 465,000					$ 9,194,000		[1]	$ 414,000	$ (6,853,000)	$ (6,439,000)
Balance (in Shares) at Dec. 31, 2019		65,814					250,056	119,977
Issuance of Preferred A Shares, net							$ 806,000
Issuance of Preferred A Shares, net (in Shares)							29,667
Share based compensation										413,000		413,000
Net Profit (Loss) for the period											(3,741,000)	(3,741,000)
Balance at Dec. 31, 2020	$ 10	$ 465,000	$ 288	$ 25,572	$ (195,860)	$ (169,990)	$ 10,000,000		[1]	827,000	(10,594,000)	(9,767,000)
Balance (in Shares) at Dec. 31, 2020	100,000	65,814	2,875,000				279,723	119,977
Balance at Sep. 23, 2020	$ 10		$ 288	25,572	(195,860)	(169,990)
Balance (in Shares) at Sep. 23, 2020	100,000		2,875,000
Net Profit (Loss) for the period					(195,860)	(195,860)
Balance at Dec. 31, 2020	$ 10	$ 465,000	$ 288	25,572	(195,860)	(169,990)	$ 10,000,000		[1]	827,000	(10,594,000)	(9,767,000)
Balance (in Shares) at Dec. 31, 2020	100,000	65,814	2,875,000				279,723	119,977
Issuance of Class B Ordinary Shares to the Sponsor			$ 288	24,712		25,000
Issuance of Class B Ordinary Shares to the Sponsor (in Shares)			2,875,000
Issuance of Class A Ordinary Shares to the Representative of the underwriters	$ 10			860		870
Issuance of Class A Ordinary Shares to the Representative of the underwriters (in Shares)	100,000
Accretion for public Class A ordinary shares to redemption amount				(2,550,188)		(2,550,188)
Net Profit (Loss) for the period					(97,754)	(97,754)
Balance at Mar. 31, 2021	$ 48		$ 288	855,994	(293,614)	562,716
Balance (in Shares) at Mar. 31, 2021	480,000		2,875,000
Issuance of Class B Ordinary Shares to the Sponsor	$ 38			3,380,610		3,380,648
Issuance of Class B Ordinary Shares to the Sponsor (in Shares)	380,000
Balance at Dec. 31, 2020	$ 10	$ 465,000	$ 288	25,572	(195,860)	(169,990)	$ 10,000,000		[1]	827,000	(10,594,000)	(9,767,000)
Balance (in Shares) at Dec. 31, 2020	100,000	65,814	2,875,000				279,723	119,977
Net Profit (Loss) for the period						(289,547)
Balance at Jun. 30, 2021	$ 48		$ 288	855,994	(485,407)	370,923
Balance (in Shares) at Jun. 30, 2021	480,000		2,875,000
Balance at Dec. 31, 2020	$ 10	$ 465,000	$ 288	25,572	(195,860)	(169,990)	$ 10,000,000		[1]	827,000	(10,594,000)	(9,767,000)
Balance (in Shares) at Dec. 31, 2020	100,000	65,814	2,875,000				279,723	119,977
Sale of 380,000 Private Class A ordinary shares, net of issuance costs (see Note 3)	$ 38			3,380,610		3,380,648
Sale of 380,000 Private Class A ordinary shares, net of issuance costs (see Note 3) (in Shares)	380,000
Accretion for public Class A ordinary shares to redemption amount				(2,550,188)		(2,550,188)
Share based compensation										463,000		463,000
Net Profit (Loss) for the period					(755,218)	(755,218)					(53,484,000)	(53,484,000)
Balance at Dec. 31, 2021	$ 48	$ 465,000	$ 288	855,994	(951,078)	(94,748)	$ 10,000,000		[1]	1,290,000	(64,078,000)	(62,788,000)
Balance (in Shares) at Dec. 31, 2021	480,000	65,814	2,875,000				279,723	119,977
Balance at Mar. 31, 2021	$ 48		$ 288	855,994	(293,614)	562,716
Balance (in Shares) at Mar. 31, 2021	480,000		2,875,000
Net Profit (Loss) for the period					(191,793)	(191,793)
Balance at Jun. 30, 2021	$ 48		$ 288	855,994	(485,407)	370,923
Balance (in Shares) at Jun. 30, 2021	480,000		2,875,000
Balance at Dec. 31, 2021	$ 48	$ 465,000	$ 288	855,994	(951,078)	(94,748)	$ 10,000,000		[1]	1,290,000	(64,078,000)	(62,788,000)
Balance (in Shares) at Dec. 31, 2021	480,000	65,814	2,875,000				279,723	119,977
Net Profit (Loss) for the period					(245,659)	(245,659)
Balance at Mar. 31, 2022	$ 48		$ 288	855,994	(1,196,737)	(340,407)
Balance (in Shares) at Mar. 31, 2022	480,000		2,875,000
Balance at Dec. 31, 2021	$ 48	$ 465,000	$ 288	855,994	(951,078)	(94,748)	$ 10,000,000		[1]	$ 1,290,000	$ (64,078,000)	$ (62,788,000)
Balance (in Shares) at Dec. 31, 2021	480,000	65,814	2,875,000				279,723	119,977
Net Profit (Loss) for the period						(202,966)
Balance at Jun. 30, 2022	$ 48		$ 288	676,895	(1,154,044)	(476,813)
Balance (in Shares) at Jun. 30, 2022	480,000		2,875,000
Balance at Mar. 31, 2022	$ 48		$ 288	855,994	(1,196,737)	(340,407)
Balance (in Shares) at Mar. 31, 2022	480,000		2,875,000
Net Profit (Loss) for the period					42,693	42,693
Balance at Jun. 30, 2022	$ 48		$ 288	676,895	$ (1,154,044)	(476,813)
Balance (in Shares) at Jun. 30, 2022	480,000		2,875,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount as of June 30, 2022				$ (179,099)		$ (179,099)

[1]	Represents an amount less than $1.